Equity (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Stockholders Equity
The table below summarizes the changes in the number of units outstanding for the years ended December 31, 2014, 2015, and 2016:

(In units)	Common	Class B	Subordinated	General Partner	Total
Balance at December 31, 2013	36,951,515	—	36,951,515	1,508,225	75,411,255
Unit-based compensation awards	15,479	—	—	316	15,795
Contribution of interest in Pipe Line Holdings	2,924,104	—	—	59,676	2,983,780
December 2014 equity offering	3,450,000	—	—	70,408	3,520,408
Balance at December 31, 2014	43,341,098	—	36,951,515	1,638,625	81,931,238
Unit-based compensation awards	18,932	—	—	386	19,318
Issuance of units under the ATM program	25,166	—	—	514	25,680
Subordinated unit conversion	36,951,515	—	(36,951,515)	—	—
MarkWest Merger	216,350,465	7,981,756	—	5,160,950	229,493,171
Balance at December 31, 2015	296,687,176	7,981,756	—	6,800,475	311,469,407
Unit-based compensation awards	120,989	—	—	2,470	123,459
Issuance of units under the ATM Program	26,347,887	—	—	537,710	26,885,597
Contribution of HSM (See Note 4)	22,534,002	—	—	459,878	22,993,880
Class B conversion	4,350,057	(3,990,878)	—	7,330	366,509
Class A Reorganization	7,153,177	—	—	(436,758)	6,716,419
Balance at December 31, 2016	357,193,288	3,990,878	—	7,371,105	368,555,271

Schedule Of Calculation Of Net Income Applicable to Partners
Net Income Allocation – In preparing the Consolidated Statements of Equity, net income (loss) attributable to MPLX LP is allocated to Preferred unitholders based on a fixed distribution schedule, as discussed in Note 9, and subsequently allocated to the general partner and limited partner unitholders. However, when distributions related to the incentive distribution rights are made, earnings equal to the amount of those distributions are first allocated to the general partner before the remaining earnings are allocated to the limited partner unitholders based on their respective ownership percentages. The following table presents the allocation of the general partner’s interest in net income attributable to MPLX LP:

(In millions)	2016	2015	2014
Net income attributable to MPLX LP	$233	$156	$121
Less: Preferred unit distributions	41	—	—
General partner's incentive distribution rights and other	191	55	4
Net income attributable to MPLX LP available to general and limited partners	$1	$101	$117

General partner's two percent interest in net income attributable to MPLX LP	$—	$2	$2
General partner's incentive distribution rights and other	191	55	4
General partner's interest in net income attributable to MPLX LP	$191	$57	$6

Distributions Made to Limited Partner, by Distribution
The allocation of total quarterly cash distributions to general, limited, and Preferred unitholders is as follows for the years ended December 31, 2016, 2015 and 2014. The distributions are declared subsequent to quarter end; therefore, the following table represents total cash distributions applicable to the period in which the distributions were earned.

(In millions)	2016	2015	2014
General partner's distributions:
General partner's distributions	$18	$6	$2
General partner's incentive distribution rights distributions	187	54	4
Total general partner's distributions	205	60	6
Limited partners' distributions:
Common unitholders	692	224	54
Subordinated unitholders	—	31	52
Total limited partners' distributions	692	255	106
Preferred unit distributions	41	—	—
Total cash distributions declared	$938	$315	$112